Fees Summary	Oct. 31, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 507,840,000.00
Previously Paid Amount	0.00
Total Fee Amount	77,750.30
Total Offset Amount	$ 0.00
Narrative Disclosure	N/A
Net Fee	$ 77,750.30
Narrative - Max Aggregate Offering Amount | shares	507,840,000
Final Prospectus	true